Shareholder Report, Line Graph (Details) ITLK_MassMutual Overseas Fund_Administrative Class_TSR Annual {Administrative Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Administrative Class
Account Value [Line Items]
Accumulated Value	$ 19,059	$ 15,661	$ 12,396	$ 16,512	$ 12,729	$ 12,827	$ 12,868	$ 12,911	$ 10,393	$ 10,000	$ 21,128
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value	$ 19,070	$ 15,285	$ 12,165	$ 16,248	$ 12,923	$ 12,859	$ 13,034	$ 12,687	$ 10,652	$ 10,000	$ 21,928